Trade And Other Receivable - Summary Of Aging Analysis In Trade And Other Receivables Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	¥ 2,649,838	¥ 1,230,536
Within one year [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	2,649,673	1,230,360
Over one year but within two years [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	165	27
Over two years [member]
Disclosure Of Component Of Trade And Other Receivables Line Items [Line Items]
Trade receivables and amounts due from related parties net Of prepayments and bills receivable	¥ 0	¥ 149